Condensed Consolidated Statement of Equity (Unaudited) (USD $) In Thousands, except Share data	Common Class A [Member]	Common Class B [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Total
Balance at Oct. 31, 2011	$ 921	$ 153	$ 135,299	$ 591,696	$ (1,109,506)	$ (115,257)	$ 92	$ (496,602)
Balance (in Shares) at Oct. 31, 2011	80,446,772	14,560,464	5,600
Stock options, amortization and issuances				3,332				3,332
Restricted stock amortization, issuances and forfeitures	2	1		284				287
Restricted stock amortization, issuances and forfeitures (in Shares)	171,248	117,399
Stock issuance	250			47,000				47,250
Stock issuance (in Shares)	25,000,000
Issuance of shares for debt	85			23,167				23,252
Issuance of shares for debt (in Shares)	8,443,713
Settlement of prepaid common stock purchase contracts	36			(36)
Settlement of prepaid common stock purchase contracts (in Shares)	3,611,244
Conversion of Class B to Class A Common Stock (in Shares)	18,010	(18,010)
Changes in noncontrolling interest in consolidated joint ventures							170	170
Treasury stock purchases						(103)		(103)
Treasury stock purchases (in Shares)	(66,043)							(100,000)
Net income					18,213			18,213
Balance at Jul. 31, 2012	$ 1,294	$ 154	$ 135,299	$ 665,443	$ (1,091,293)	$ (115,360)	$ 262	$ (404,201)
Balance (in Shares) at Jul. 31, 2012	117,624,944	14,659,853	5,600